Financial Risk Management - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 SGD ($)	Jan. 01, 2021 SGD ($)
Financial Risk Management [Line Items]
Allowance for impairment	$ 5,081,000		$ 4,953,000	$ 4,823,000
Percentage of net profit margin used	19.30%	19.30%
EBITDA	$ 950,000,000	$ 700,000
Specified Trade Receivables [member]
Financial Risk Management [Line Items]
Allowance for impairment	4,573,000		4,560,000
Specified Trade Receivables [member] | Lifetime expected credit losses [member]
Financial Risk Management [Line Items]
Allowance for impairment	$ 4,573,000		$ 4,560,000